FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Disclosure of detailed information about financial instruments

	Fair value	Fair value
	through	through	Amortized		Fair value
	OCI	P&L	cost	Total	hierarchy
Financial Assets
Cash and cash equivalents	$—	$—	$63,396	$63,396	n/a
Marketable securities	1	—	—	1	Level 1
Trade receivables	—	—	2,011	2,011	Level 2
Restricted cash	—	—	1,055	1,055	n/a

Financial Liabilities
Trade payables and accrued liabilities	$—	$—	$42,428	$42,428	n/a
Derivative liabilities	—	2,974	—	2,974	Level 2
Borrowings	—	—	33,398	33,398	Level 2